Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Entity File Number	001-10805
Entity Registrant Name	Rogers Communications Inc.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	4841
Entity Address, Address Line One	333 Bloor Street East, 10th Floor
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M4W 1G9
City Area Code	416
Local Phone Number	935-7777
Title of 12(b) Security	Class B Non-Voting
Trading Symbol	RCI
Security Exchange Name	NYSE
Security Reporting Obligation	15(d)
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0000733099
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	111,154,811
Class B Non-Voting Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	393,770,507
Business Contact
Entity Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	111 Eighth Avenue, 13th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	894-8940